DEBT - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEBT
Capitalized	$ (348)	$ (391)	$ (321)
Total interest expense	2,703	2,556	1,590
Spectra Energy
DEBT
Amortization of fair value adjustment - Spectra Energy acquisition	(131)	(270)	0
Debentures and term notes
DEBT
Interest expense on debt	3,011	3,011	1,714
Commercial paper and credit facility draws
DEBT
Interest expense on debt	$ 171	$ 206	$ 197